VICEQ-STAT SUP 110918

Statutory Prospectus Supplement dated November 9, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II of the Fund listed below:

Invesco V.I. Core Equity Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Manager	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager	2002”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Ronald Sloan, Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1998.

The portfolio manager is assisted and supported by the global research team within Invesco’s Global Core Equity Team. Members of the team may change from time to time.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VICEQ-STAT SUP 110918

I-VIGHC-STAT SUP 110918

Summary Prospectus and Statutory Prospectus Supplement dated November 9, 2018

The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Series I and Series II of the Fund listed below:

Invesco V.I. Health Care Fund

Derek Taner will no longer serve as Portfolio Manager to Invesco V.I. Health Care Fund. Therefore, all references to Mr. Taner in the summary and statutory prospectuses are hereby removed as of the date set forth above.

I-VIGHC-STAT SUP 110918

VIMCCE-STAT SUP 110918

Statutory Prospectus Supplement dated November 9, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Series I and Series II of the Fund listed below:

Invesco V.I. Mid Cap Core Equity Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Portfolio Manager	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager	2001”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Ronald Sloan, Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

The portfolio manager is assisted and supported by the global research team within Invesco’s Global Core Equity Team. Members of the team may change from time to time.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VIMCCE-STAT SUP 110918

AVIF-SAI SUP 110918

Statement of Additional Information Supplement dated November 9, 2018

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Series I and Series II of the Funds listed below:

Invesco V.I. Core Equity Fund

Invesco V.I. Health Care Fund

Invesco V.I. Mid Cap Core Equity Fund

Brian Nelson will no longer serve as Portfolio Manager to Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund and Derek Taner will no longer serve as Portfolio Manager to Invesco V.I. Health Care Fund. Therefore, all references to Mr. Nelson and Mr. Taner in the Statement of Additional Information are hereby removed as of the date set forth above.

AVIF-SAI SUP 110918